Average Annual Total Returns - FidelitySeriesLargeCapValueIndexFund-PRO - FidelitySeriesLargeCapValueIndexFund-PRO - Fidelity Series Large Cap Value Index Fund	Apr. 01, 2023
Fidelity Series Large Cap Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(7.53%)
Past 5 years	6.71%
Since Inception	8.40%
Fidelity Series Large Cap Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.48%)
Past 5 years	5.37%
Since Inception	7.10%
Fidelity Series Large Cap Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.82%)
Past 5 years	5.03%
Since Inception	6.46%
RS005
Average Annual Return:
Past 1 year	(7.54%)
Past 5 years	6.67%
Since Inception	8.58%	[1]

[1]	A From November 7, 2013